Operating income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")		€ 1,047	€ 1,515	€ 2,017	€ 2,665
Subsidies		€ 0	€ 4,096	€ 0	€ 4,121
RNP-VIR conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 1,872
CARENA conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 2,251